Related party transactions - Additional Information (Detail)							1 Months Ended												12 Months Ended
	Apr. 01, 2018 USD ($)	Apr. 01, 2018 EUR (€)	Jul. 28, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Nov. 17, 2015	Jun. 08, 2011 EUR (€)	Jun. 30, 2016	Apr. 30, 2015	Feb. 28, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CHF (SFr)	Aug. 31, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2009 USD ($)	Jun. 30, 2009 CAD ($)	May 31, 2009 USD ($)	Feb. 28, 2009 USD ($)	Aug. 31, 2002	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2017 USD ($)	Mar. 25, 2017 USD ($)	Mar. 25, 2017 EUR (€)	Mar. 31, 2016 USD ($)	Mar. 26, 2016 USD ($)	Mar. 26, 2016 EUR (€)	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)
Related Party Transaction [Line Items]
Agreement additional renewal term							1 year
Percentage of purchase price on cost																		45.00%
Purchase price of diamonds																									$ 503,000
Related party expenses																			$ 245,000			$ 178,000			201,000
Amount paid																			295,000			67,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Amount paid																			295,000			67,000
Annual compensation | €				€ 250,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Amount paid to related party						€ 140,000													$ 0	€ 0		0	€ 0		116,000	€ 105,000
Notice days for non renewal						60 days
Agreement additional renewal term								1 year
Agreement expiration date					Dec. 31, 2015
Cash received from related party			$ 2,500,000													$ 3,000,000	$ 2,000,000
Annual interest rate			11.00%										11.00%						16.00%	16.00%
Effective interest rate			12.20%										12.20%						17.80%
Fee as a percentage of outstanding principal amount																			7.00%	7.00%
Cash received from related party													$ 5,000,000
Transaction amount													75,000
Partial repayment of cash advance												$ 3,500,000
Advances payable to related party																			$ 4,000,000			1,500,000
Payable description																			Two equal payments of $1.25 million in each of July 2018 and July 2019.	Two equal payments of $1.25 million in each of July 2018 and July 2019.
Montrovest BV [Member] | July 2018 [Member]
Related Party Transaction [Line Items]
Advances payable to related party																			$ 1,250,000
Montrovest BV [Member] | July 2019 [Member]
Related Party Transaction [Line Items]
Advances payable to related party																			1,250,000
Montrovest BV [Member] | Minimum [Member] | Potential Transaction [Member]
Related Party Transaction [Line Items]
Net cash proceeds from an equity issuance													$ 5,000,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party																			$ 135,000	€ 115,000		154,000	€ 140,000		39,000	€ 35,000
Agreement additional renewal term										1 year	1 year			1 year	1 year
Agreement expiration date																			Sep. 30, 2017	Sep. 30, 2017
Agreement beginning date					Jan. 01, 2016									Aug. 01, 2009	Aug. 01, 2009
Related party expenses									$ 12,500	$ 13,310	SFr 13,000			$ 10,324	$ 13,700
Amount paid																			$ 33,333			16,666
Prime Investments S.A. [Member]
Related Party Transaction [Line Items]
Purchase price of diamonds																			0			$ 0			$ 500,000
Ownership percentage																									15.00%	15.00%
Regaluxe [Member]
Related Party Transaction [Line Items]
Related party expenses																			245,000		$ 178,000			$ 201,000
Regaluxe [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party expenses																			130,000								$ 260,000	$ 250,000
Carlo Coda Nunziante [Member]
Related Party Transaction [Line Items]
Related party expenses																			$ 0
Carlo Coda Nunziante [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 148,853	€ 126,801